Subsequent Events - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	May 05, 2018 USD ($) $ / shares	Dec. 31, 2017 CNY (¥) ¥ / $	Dec. 31, 2018 CNY (¥) ¥ / $	Dec. 31, 2018 USD ($) ¥ / $	May 08, 2018 $ / shares	Dec. 31, 2017 USD ($) ¥ / $	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Subsequent Event [Line Items]
Cash and cash equivalents		¥ 166,690				$ 25,620	¥ 520,452	$ 79,992	¥ 198,523	¥ 61,830
Exchange rate, RMB to 1.00 U.S. Dollars | ¥ / $		6.5063				6.5063
Subsequent Event
Subsequent Event [Line Items]
Proceeds from convertible note issuance	$ 40,000
Cash and cash equivalents			¥ 96,400	$ 14,000
Exchange rate, RMB to 1.00 U.S. Dollars | ¥ / $			6.8755	6.8755
FutureX Innovation SPC
Subsequent Event [Line Items]
Convertible note description		The event of a fundamental change, as defined in the Note, the holder of the Note may require the Company to repurchase the Note at a price equal to 100% of the principal amount of the Note, plus accrued and unpaid interest.
FutureX Innovation SPC | Subsequent Event
Subsequent Event [Line Items]
Proceeds from convertible note issuance	$ 40,000
Convertible note conversion price | $ / shares	$ 6.50
Convertible note term	18 months
Convertible note bears interest	2.80%
FutureX Innovation SPC | Subsequent Event | Class B Ordinary Shares
Subsequent Event [Line Items]
Debt instrument, face amount	$ 40,000
Registration rights agreement period	15 months
FutureX Capital Limited | Subsequent Event | Class B Ordinary Shares
Subsequent Event [Line Items]
Outstanding shares price per share | $ / shares					$ 8.70